Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands		3 Months Ended
	Feb. 09, 2021 DKK (kr) shares	Mar. 31, 2021 DKK (kr) shares	Mar. 31, 2021 USD ($) shares
Capital Structure and Financial Matters
Equity			$ 7,038
Issuance of shares for cash			30,000
Equity			27,799
Share capital
Capital Structure and Financial Matters
Equity		kr 16,198	2,648
Issuance of shares for cash			484
Equity		kr 19,198	$ 3,132
Share capital | Initial Public Offering
Capital Structure and Financial Matters
Capital increase for initial public offering | kr	kr 3,000
Ordinary shares
Capital Structure and Financial Matters
Share capital, shares, beginning of year | shares		16,198,668	16,198,668
Share capital, shares, end of the period | shares		19,198,668	19,198,668
Ordinary shares | Initial Public Offering
Capital Structure and Financial Matters
Capital increase for initial public offering, shares | shares	3,000,000